Vanguard® Equity Income Fund
Schedule of Investments (unaudited)
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.8%)
Communication Services (2.1%)
	Comcast Corp. Class A	23,698,340	828,731
	Verizon Communications Inc.	6,676,384	263,050
	AT&T Inc.	4,062,864	74,797
			1,166,578
Consumer Discretionary (5.8%)
	Home Depot Inc.	3,756,672	1,186,582
	TJX Cos. Inc.	6,550,925	521,454
	Lennar Corp. Class A	4,177,581	378,071
	Lowe's Cos. Inc.	1,680,966	334,916
	McDonald's Corp.	788,310	207,743
	Target Corp.	668,814	99,680
	Advance Auto Parts Inc.	652,009	95,865
	Best Buy Co. Inc.	1,130,695	90,693
	Williams-Sonoma Inc.	602,250	69,211
	Whirlpool Corp.	295,892	41,857
	Starbucks Corp.	411,491	40,820
	Macy's Inc.	1,227,805	25,354
	H&R Block Inc.	654,515	23,896
	Travel & Leisure Co.	492,342	17,921
	Wendy's Co.	590,018	13,352
			3,147,415
Consumer Staples (12.2%)
	Procter & Gamble Co.	6,425,086	973,786
	Philip Morris International Inc.	8,301,609	840,206
	Mondelez International Inc. Class A	11,290,126	752,487
[1]	Unilever plc ADR	13,511,320	680,295
	Archer-Daniels-Midland Co.	6,625,616	615,188
	Keurig Dr Pepper Inc.	12,094,687	431,296
	Kellogg Co.	5,403,103	384,917
	Walmart Inc.	2,566,604	363,919
	Kimberly-Clark Corp.	2,449,162	332,474
	PepsiCo Inc.	1,259,480	227,538
	Coca-Cola Co.	3,509,382	223,232
	Altria Group Inc.	4,453,019	203,547
	Hershey Co.	635,500	147,163
	Kroger Co.	3,053,359	136,119
	Tyson Foods Inc. Class A	1,863,837	116,024
	Colgate-Palmolive Co.	1,257,740	99,097
	Coca-Cola Europacific Partners plc	590,332	32,657
	Medifast Inc.	194,440	22,429
	Ingredion Inc.	200,407	19,626

		Shares	Market Value ($000)
	Nu Skin Enterprises Inc. Class A	230,221	9,706
			6,611,706
Energy (9.6%)
	ConocoPhillips	11,627,239	1,372,014
	EOG Resources Inc.	9,779,094	1,266,588
	Coterra Energy Inc.	21,071,539	517,728
	Exxon Mobil Corp.	4,534,853	500,194
	Chevron Corp.	2,096,061	376,222
	Phillips 66	3,244,293	337,666
[1]	TC Energy Corp.	8,191,855	326,585
	Marathon Petroleum Corp.	1,621,776	188,759
	Valero Energy Corp.	1,206,336	153,036
	Diamondback Energy Inc.	438,055	59,917
	APA Corp.	972,830	45,412
	Halliburton Co.	691,112	27,195
			5,171,316
Financials (18.0%)
	JPMorgan Chase & Co.	14,377,944	1,928,082
	Morgan Stanley	11,162,893	949,069
	MetLife Inc.	12,260,992	887,328
	Chubb Ltd.	3,211,871	708,539
	Truist Financial Corp.	11,085,895	477,026
	M&T Bank Corp.	3,267,444	473,975
	Bank of America Corp.	12,259,488	406,034
	Blackstone Inc.	5,158,874	382,737
	American International Group Inc.	5,680,990	359,266
	Raymond James Financial Inc.	3,320,357	354,780
	Royal Bank of Canada	3,745,256	352,121
	Wells Fargo & Co.	7,255,628	299,585
	Citigroup Inc.	4,592,548	207,721
	Aflac Inc.	2,321,185	166,986
	Ameriprise Financial Inc.	471,536	146,822
	Discover Financial Services	1,255,244	122,801
	Allstate Corp.	892,956	121,085
	Zions Bancorp NA	2,215,710	108,924
	Synchrony Financial	3,255,317	106,970
	Hartford Financial Services Group Inc.	1,396,066	105,864
	Bank of New York Mellon Corp.	2,306,795	105,005
	Jefferies Financial Group Inc.	2,931,818	100,503
	Fidelity National Financial Inc.	2,319,935	87,276
	Goldman Sachs Group Inc.	242,876	83,399
	Ally Financial Inc.	3,119,116	76,262
	MGIC Investment Corp.	5,530,917	71,902
	SLM Corp.	3,035,861	50,395
	Popular Inc.	745,322	49,430
	Unum Group	1,077,488	44,209
	US Bancorp	959,065	41,825
	Assurant Inc.	311,175	38,916
	Radian Group Inc.	1,979,616	37,751
	Comerica Inc.	559,169	37,380
	Fifth Third Bancorp	1,069,776	35,099
	BlackRock Inc.	48,327	34,246
	Travelers Cos. Inc.	164,351	30,814
	PNC Financial Services Group Inc.	192,681	30,432
	Jackson Financial Inc. Class A	844,152	29,368
	OneMain Holdings Inc.	661,462	22,033
	East West Bancorp Inc.	285,840	18,837

		Shares	Market Value ($000)
	Lincoln National Corp.	428,803	13,173
	First American Financial Corp.	216,285	11,320
	PacWest Bancorp	397,148	9,115
			9,724,405
Health Care (17.7%)
	Pfizer Inc.	32,692,625	1,675,170
	Johnson & Johnson	9,241,296	1,632,475
	Merck & Co. Inc.	13,927,859	1,545,296
	Eli Lilly & Co.	3,313,138	1,212,078
*	AstraZeneca plc ADR	7,112,465	482,225
	Roche Holding AG	1,300,465	408,655
	AbbVie Inc.	2,353,565	380,360
	UnitedHealth Group Inc.	698,215	370,180
	Becton Dickinson and Co.	1,283,154	326,306
	Elevance Health Inc.	608,510	312,147
	Medtronic plc	4,004,236	311,209
	Amgen Inc.	1,048,781	275,452
	CVS Health Corp.	2,690,437	250,722
	Bristol-Myers Squibb Co.	2,198,676	158,195
	Gilead Sciences Inc.	1,660,233	142,531
	Viatris Inc.	4,733,821	52,687
	Organon & Co.	671,461	18,754
			9,554,442
Industrials (9.6%)
	General Dynamics Corp.	2,680,493	665,057
	Johnson Controls International plc	8,186,962	523,966
	Emerson Electric Co.	4,763,639	457,595
	Siemens AG (Registered)	3,220,217	443,911
	L3Harris Technologies Inc.	2,121,685	441,756
	Raytheon Technologies Corp.	4,158,579	419,684
	Honeywell International Inc.	1,956,882	419,360
	Eaton Corp. plc	2,414,683	378,985
	Canadian National Railway Co.	2,725,798	323,794
	Lockheed Martin Corp.	507,236	246,765
	Caterpillar Inc.	655,435	157,016
	Waste Management Inc.	942,696	147,890
	United Parcel Service Inc. Class B	793,153	137,882
	Cummins Inc.	440,066	106,624
	Triton International Ltd.	1,374,136	94,513
	ManpowerGroup Inc.	1,008,628	83,928
	CH Robinson Worldwide Inc.	390,321	35,738
	3M Co.	286,792	34,392
	Snap-on Inc.	100,175	22,889
	PACCAR Inc.	207,724	20,558
	nVent Electric plc	334,111	12,853
			5,175,156
Information Technology (9.4%)
	Cisco Systems Inc.	20,790,727	990,470
	QUALCOMM Inc.	7,732,392	850,099
	Broadcom Inc.	1,068,558	597,463
	Analog Devices Inc.	3,239,971	531,452
	Corning Inc.	11,973,741	382,441
	NXP Semiconductors NV	2,352,362	371,744
	TE Connectivity Ltd.	2,915,593	334,710
	Fidelity National Information Services Inc.	4,856,936	329,543
	HP Inc.	4,872,435	130,922
	Texas Instruments Inc.	649,177	107,257

		Shares	Market Value ($000)
	Automatic Data Processing Inc.	447,034	106,779
	Western Union Co.	6,368,225	87,690
	NetApp Inc.	1,318,310	79,178
	International Business Machines Corp.	471,153	66,381
	Intel Corp.	1,962,871	51,879
	KLA Corp.	134,535	50,724
			5,068,732
Materials (4.0%)
	LyondellBasell Industries NV Class A	6,260,938	519,846
[1]	Rio Tinto plc ADR	6,323,269	450,217
	PPG Industries Inc.	3,461,863	435,295
	Celanese Corp. Class A	2,404,072	245,792
	Reliance Steel & Aluminum Co.	625,283	126,582
	Steel Dynamics Inc.	1,193,163	116,572
	Linde plc	322,341	105,141
	CF Industries Holdings Inc.	1,198,966	102,152
	Nucor Corp.	273,856	36,097
	Chemours Co.	563,412	17,252
	Huntsman Corp.	343,639	9,443
			2,164,389
Real Estate (1.4%)
	Crown Castle Inc.	3,139,748	425,876
	Welltower Inc.	5,051,582	331,131
			757,007
Utilities (8.0%)
[1]	Exelon Corp.	18,524,447	800,812
[1]	American Electric Power Co. Inc.	7,978,645	757,572
	NextEra Energy Inc.	8,013,766	669,951
	Atmos Energy Corp.	4,953,972	555,192
	Sempra Energy (XNYS)	3,196,153	493,933
	WEC Energy Group Inc.	1,434,246	134,475
	PPL Corp.	4,486,297	131,090
	Duke Energy Corp.	1,183,225	121,860
	UGI Corp.	2,749,178	101,912
	NRG Energy Inc.	3,050,455	97,065
	Vistra Corp.	3,467,598	80,448
	Edison International	1,246,483	79,301
	National Fuel Gas Co.	1,074,848	68,038
	Portland General Electric Co.	1,288,339	63,129
	IDACORP Inc.	453,692	48,931
	Eversource Energy	424,216	35,566
	DTE Energy Co.	236,289	27,771
	AES Corp.	621,246	17,867
	Evergy Inc.	257,551	16,208
	Southern Co.	125,443	8,958
			4,310,079
Total Common Stocks (Cost $41,121,466)			52,851,225
Temporary Cash Investments (2.1%)
Money Market Fund (1.8%)
[2,3]	Vanguard Market Liquidity Fund, 4.334%	9,831,116	983,013

	Face Amount ($000)	Market Value ($000)
Repurchase Agreements (0.3%)
Goldman Sachs & Co. 4.240%, 1/3/23 (Dated 12/30/22, Repurchase Value $43,120,000, collateralized by Freddie Mac 3.000%–6.000%, 10/1/42–12/1/52, and Ginnie Mae 3.500%–7.000%, 11/20/38–2/20/69, with a value of $43,962,000)	43,100	43,100
NatWest Markets plc 4.250%, 1/3/23 (Dated 12/30/22, Repurchase Value $72,634,000, collateralized by U.S. Treasury Note/Bond 0.375%–2.125%, 2/29/24–11/15/24, with a value of $74,052,000)	72,600	72,600
Nomura International plc 4.270%, 1/3/23 (Dated 12/30/22, Repurchase Value $48,123,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 3.875%, 4/15/29, and U.S. Treasury Note/Bond 1.750%–2.750%, 3/31/23–5/31/29, with a value of $49,062,000)	48,100	48,100
		163,800
Total Temporary Cash Investments (Cost $1,146,694)		1,146,813
Total Investments (99.9%) (Cost $42,268,160)		53,998,038
Other Assets and Liabilities—Net (0.1%)		68,410
Net Assets (100%)		54,066,448
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $227,250,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $238,975,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-Mini S&P 500 Index	March 2023	4,291	828,378	(4,646)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	51,998,659	852,566	—	52,851,225
Temporary Cash Investments	983,013	163,800	—	1,146,813
Total	52,981,672	1,016,366	—	53,998,038
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	4,646	—	—	4,646
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.